Leases - Summary of Future Lease Payments under Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Lessee Disclosure [Abstract]
Finance Lease, 2023	¥ 31,533	$ 4,572
Finance Lease, 2024	27,954	4,053
Finance Lease, 2025	0	0
Finance Lease, 2026	0	0
Finance Lease, 2027	0	0
Finance Lease, Thereafter	0	0
Finance Lease, Total future lease payments	59,487	8,625
Finance Lease, Less: Imputed interest	(12,118)	(1,757)
Finance Lease, Total lease liability balance	47,369	6,868	¥ 85,911
Operating Lease, 2023	102,756	14,898
Operating Lease, 2024	79,602	11,541
Operating Lease, 2025	74,799	10,845
Operating Lease, 2026	70,441	10,213
Operating Lease, 2027	69,881	10,132
Operating Lease, Thereafter	385,191	55,848
Operating Lease, Total future lease payments	782,670	113,477
Operating Lease, Less: Imputed interest	(170,582)	(24,732)
Operating Lease, Total lease liability balance	¥ 612,088	$ 88,745